1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 303 2000

October 4, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,676

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,676 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares Paris-Aligned Climate MSCI World ex USA ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is composed of large- and mid-capitalization developed market equities, excluding the U.S., that are selected and weighted so that, in the aggregate, the portfolio is compatible with the objectives of the Paris Agreement by following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy. The Underlying Index aims to exceed the minimum requirements for a “Paris-Aligned Benchmark” (“PAB”) under the European Union’s Low Carbon Benchmark

BRUSSELS  CHICAGO  FRANKFURT  HOUSTON  LONDON  LOS ANGELES  MILAN

NEW YORK  PALO ALTO  PARIS  ROME SAN FRANCISCO  WASHINGTON

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October 4, 2023

Regulation. PABs are designed to align with the principal objective of the Paris Agreement, which is to limit global warming in this century to well below 2 degrees Celsius, preferably to 1.5 degrees Celsius, above pre-industrial levels.

The Index Provider begins with the MSCI World ex USA Index (the “Parent Index”) and excludes securities of companies involved in the business of tobacco, companies involved with controversial or nuclear weapons, producers and retailers of civilian firearms, and companies involved in certain climate change-related activity such as thermal coal mining or sales, a wide range of oil and gas-related activities, certain types of power generation and the extraction of oil sands. Certain exclusions (e.g., controversial and nuclear weapons) are categorical, and others are based on revenue or percentage of revenue thresholds.

The Index Provider also excludes companies it determines are environmental, social, and governmental (“ESG”) Red Flags (i.e., companies with a MSCI ESG Controversy Score of 0, as determined by MSCI ESG Research LLC (“MSCI ESG Research”)). An ESG Red Flag indicates that MSCI ESG Research has determined that the company is involved in an ongoing and very severe controversy related to the ESG impact of the company’s actions, operations and/or products and services. To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub-categories.

Additionally, the Index Provider excludes companies that it determines are Environmental Harm Red Flags (i.e., companies with a MSCI Environmental Controversy Score of 0, as determined by MSCI ESG Research), or Environmental Harm Orange Flags (i.e., companies with a MSCI Environmental Controversy Score of 1, as determined by MSCI ESG Research). A Red Flag indicates that MSCI ESG Research has determined that the company is involved in ongoing and very severe environmental controversies based on its actions, products or operations. An Orange Flag indicates that MSCI ESG Research has determined that the company is involved in ongoing severe environmental controversies that is either partially resolved or indirectly attributed to the company’s actions, operations and/or products and services. Environmental controversies can relate to, among other things, toxic emissions and waste, water stress, biodiversity and supply chain management.

The Index Provider also excludes all companies that MSCI ESG Research has not given an ESG rating.

The Index Provider then uses an optimization process that applies certain sustainability-related constraints to refine and determine weights of the resulting portfolio, specifically addressing objectives related to transition and physical risks, and transition opportunities, as well as minimum and maximum weightings relative to the Parent Index, as summarized below. In order to exceed the minimum requirements for PABs, the Index Provider targets the following index-level constraints at each semi-annual rebalancing: (a) at least a 50% reduction in greenhouse gas (“GHG”) intensity compared with the Parent Index, taking into account issuers’ Scope 1, 2 and 3 emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the purchase of energy and a company’s value chain); (b) at least a 10% year-over-year reduction in the GHG intensity (or decarbonization rate) of the Underlying Index itself; and (c) a

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October 4, 2023

level of exposure to sectors with a high impact on climate change (i.e., those sectors that are key to the low carbon transition) that is not less than the exposure in the Parent Index, to ensure that such sectors are not underweighted in the Underlying Index.

Additional sustainability-related constraints that are applied to the Underlying Index include, relative to the Parent Index, a reduction in overall potential carbon intensity, lower overall potential exposure to physical risk arising from extreme weather events, increased overall exposure to “green revenue” (i.e., from alternative energy, energy efficiency, sustainable water, green building, pollution prevention and sustainable agriculture), increased overall exposure to companies setting credible emissions targets, lower overall exposure to companies facing risks related to the low carbon transition and greater overall exposure to companies that may have transition-related opportunities. In addition, an index constituent’s weight must be at least 0.01% and is restricted to the lower of +/- 2% or 20 times its weight in the Parent Index. The sector weights of the Underlying Index may not deviate more than +/- 5% from those of the Parent Index (except for the energy sector). The country weights of the Underlying Index may not deviate more than +/- 5% from those of the Parent Index (except when the country weight is less than 2.5% in the Parent Index).

As of July 31, 2023, the Underlying Index consisted of securities of companies in the following 22 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom (the “U.K.”). As of July 31, 2023, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options

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October 4, 2023

and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,612, filed pursuant to Rule 485(a)(2) on January 17, 2023, relating to iShares Copper and Metals Mining ETF (“PEA 2,612”), which became effective on May 30, 2023.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,612. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Determination of Net Asset Value,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Householding,” “Creations and Redemption,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Investment Strategies and Risks – Borrowing,” “Investment Strategies and Risks – Currency Transactions,” “Investment Strategies and Risks – Futures, Options on Futures and Securities Options,” “Investment Strategies and Risks – Lending Portfolio Securities,” “Investment Strategies and Risks – Liquidity Risk Management,” “Investment Strategies and Risks – Non-U.S. Securities,” “Investment Strategies and Risks – Repurchase Agreements,” “Investment Strategies and Risks – Reverse Repurchase Agreements,” “Investment Strategies and Risks – Short-Term Instruments

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and Temporary Investments,” “Investment Strategies and Risks – Swap Agreements,” “Investment Strategies and Risks – Tracking Stocks,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Investment Policies,” “Continuous Offering,” “Management – Committees of the Board of Trustees,” “Management – Control Persons and principal holders of Securities,” “Management – Conflicts of Interest,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Determination of Net Asset Value,” “Additional Information Concerning the Trust,” “Taxes,” “Financial Statements,” and “Miscellaneous Information.”

*  *  *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Timothy Kahn

Michael Gung

George Rafal

Luis Mora

Toree Ho

Hannah Fiest

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).